Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
9.	LEASES

The Company leases office and warehouse premises under operating lease agreements, and a motor vehicle under finance lease agreements.

During the year ended December 31, 2025, the Company entered into one operating lease agreement with related parties and one operating lease agreement with the third party, with lease terms of 72 months and 24 months, respectively. In addition, the Company entered into a finance lease agreement for a motor vehicle with a third party, with a least term of 36 months.

With reference to market rate for similar premises with similar location, management believes that these lease agreements are able to represent arm’s length transactions between the Company and the related parties.

As of December 31, 2024 and 2025, the Company has not entered into any sublease agreements and the leases do not include any residual value guarantees or covenants.

The following represents the aggregate operating and finance ROU assets and related operating and finance lease liabilities as of December 31, 2024 and 2025:

The weighted average lease term and weighted average discount rate as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Assets
Operating ROU assets	94,885	152,609
Finance ROU assets	—	112,437
	94,885	265,046

Liabilities
Current operating lease liabilities	19,945	58,528
Current finance lease liabilities	—	30,534
Non-current operating lease liabilities	72,680	74,863
Non-current finance lease liabilities	—	51,227
	92,625	215,152

The weighted average lease term and weighted average discount rate as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024	As of December 31, 2025
Weighted average lease term:
Operating leases	52.43 months	39.01 months
Finance leases	—	29.00 months

Weighted average discount rate
Operating leases	3.84%	3.84%
Finance leases	—	14.01%

The components of lease expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Operating leases	9,636	15,268	43,655
Finance leases	—	—	34,608
Short-term leases not included in measurement of lease liabilities	—	—	25,896
	9,636	15,268	104,159

Future minimum lease payments under operating leases as of December 31, 2025 are as follows:

As of December 31, 2025
US$
2026	62,493
2027	29,548
2028	29,548
2029	13,937
Thereafter	5,462
Total undiscounted cash flows	140,988
Present value:
Current operating lease liabilities	58,528
Non-current operating lease liabilities	74,863
Total operating lease liabilities	133,391
Interest on lease liabilities	7,597

Future minimum lease payments under finance leases as of December 31, 2025 are as follows:

As of December 31, 2025
US$
2026	39,616
2027	39,616
2028	16,506
Total undiscounted cash flows	95,738
Present value:
Current finance lease liabilities	30,534
Non-current finance lease liabilities	51,227
Total finance lease liabilities	81,761
Interest on lease liabilities	13,977